Convertible Notes - Schedule of Secured Convertible Note (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Convertible Notes [Abstract]
Secured Convertible Note - fair value on issuance	$ 54,693
Change in fair value recognized in profit or loss	(5,075)
Converted to common shares	$ (49,618)